CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Statements of Changes in Shareholder's Equity) (Details) - USD ($)		12 Months Ended
	Oct. 17, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statements of changes in shareholder's equity [Line Items]
Balance		$ 321,930,236	$ 332,609,502	$ 282,884,068
Issuance of ordinary shares for share-based compensation		939,882	436,625	849,038
Share-based compensation recognized		$ 1,045,448	1,547,780	1,573,729
Repurchase of ordinary shares				(10,123,821)
Repurchase of ordinary shares			(12,410)
Warrants exercised			$ 5,940,000	$ 27,820,000
Warrants exercised (in shares)			40,000,000	200,000,000
Warrants forfeited			$ (2,148,000)
Warrants expired
Other comprehensive income		$ 4,072,160	1,968,126	$ 8,944,839
Dividends to shareholders ($0.002 per ordinary share)	$ (40,999,308)	0	(40,999,308)
Net income (loss)		(16,226,710)	22,587,921	20,661,649
Balance		311,761,016	321,930,236	332,609,502
Ordinary shares [Member]
Statements of changes in shareholder's equity [Line Items]
Balance		$ 942	$ 918	$ 832
Balance (in shares)		1,882,073,063	1,834,883,063	1,678,097,663
Issuance of ordinary shares for share-based compensation		$ 1	$ 4	$ 18
Issuance of ordinary shares for share-based compensation (in shares)		2,060,000	7,190,000	35,000,000
Share-based compensation recognized
Repurchase of ordinary shares				$ (32)
Repurchase of ordinary shares (in shares)				(78,214,600)
Warrants exercised			$ 20	$ 100
Warrants exercised (in shares)			40,000,000	200,000,000
Warrants forfeited
Warrants expired
Other comprehensive income
Dividends to shareholders ($0.002 per ordinary share)
Net income (loss)
Balance		$ 943	$ 942	$ 918
Balance (in shares)		1,884,133,063	1,882,073,063	1,834,883,063
Additional paid-in capital [Member]
Statements of changes in shareholder's equity [Line Items]
Balance		$ 162,687,212	$ 152,052,241	$ 126,786,049
Issuance of ordinary shares for share-based compensation		939,881	436,621	849,020
Share-based compensation recognized		1,045,448	1,547,780	1,573,729
Repurchase of ordinary shares			(12,410)	(10,123,789)
Warrants exercised			$ 8,662,980	$ 32,967,232
Warrants forfeited
Warrants expired		$ 2,202,000
Other comprehensive income
Dividends to shareholders ($0.002 per ordinary share)
Net income (loss)
Balance		$ 166,874,541	$ 162,687,212	$ 152,052,241
Warrants [Member]
Statements of changes in shareholder's equity [Line Items]
Balance		$ 5,548,000	$ 10,419,000	$ 15,566,332
Issuance of ordinary shares for share-based compensation
Share-based compensation recognized
Repurchase of ordinary shares
Warrants exercised			$ (2,723,000)	$ (5,147,332)
Warrants forfeited			$ (2,148,000)
Warrants expired		$ (2,202,000)
Other comprehensive income
Dividends to shareholders ($0.002 per ordinary share)
Net income (loss)
Balance		$ 3,346,000	$ 5,548,000	$ 10,419,000
Accumulated other comprehensive income [Member]
Statements of changes in shareholder's equity [Line Items]
Balance		$ 57,531,228	$ 55,563,102	$ 46,618,263
Issuance of ordinary shares for share-based compensation
Share-based compensation recognized
Repurchase of ordinary shares
Warrants exercised
Warrants forfeited
Warrants expired
Other comprehensive income		$ 4,072,160	$ 1,968,126	$ 8,944,839
Dividends to shareholders ($0.002 per ordinary share)
Net income (loss)
Balance		$ 61,603,388	$ 57,531,228	$ 55,563,102
Parent Company [Member]
Statements of changes in shareholder's equity [Line Items]
Balance		321,930,236	332,609,502	282,884,068
Issuance of ordinary shares for share-based compensation		939,882	436,625	849,038
Share-based compensation recognized		$ 1,045,448	1,547,780	1,573,729
Repurchase of ordinary shares				(10,123,821)
Repurchase of ordinary shares			(12,410)
Warrants exercised			5,940,000	27,820,000
Warrants forfeited			(2,148,000)
Warrants expired
Other comprehensive income		$ 4,072,160	1,968,126	8,944,839
Dividends to shareholders ($0.002 per ordinary share)			(40,999,308)
Net income (loss)		(16,226,710)	22,587,921	20,661,649
Balance		311,761,016	321,930,236	332,609,502
Parent Company [Member] | Ordinary shares [Member]
Statements of changes in shareholder's equity [Line Items]
Balance		$ 942	$ 918	$ 832
Balance (in shares)		1,882,073,063	1,834,883,063	1,678,097,663
Issuance of ordinary shares for share-based compensation		$ 1	$ 4	$ 18
Issuance of ordinary shares for share-based compensation (in shares)		2,060,000	7,190,000	35,000,000
Share-based compensation recognized
Repurchase of ordinary shares				$ (32)
Repurchase of ordinary shares (in shares)				(78,214,600)
Warrants exercised			$ 20	$ 100
Warrants exercised (in shares)			40,000,000	200,000,000
Warrants forfeited
Warrants expired
Other comprehensive income
Dividends to shareholders ($0.002 per ordinary share)
Net income (loss)
Balance		$ 943	$ 942	$ 918
Balance (in shares)		1,884,133,063	1,882,073,063	1,834,883,063
Parent Company [Member] | Additional paid-in capital [Member]
Statements of changes in shareholder's equity [Line Items]
Balance		$ 162,687,212	$ 152,052,241	$ 126,786,049
Issuance of ordinary shares for share-based compensation		939,881	436,621	849,020
Share-based compensation recognized		1,045,448	1,547,780	1,573,729
Repurchase of ordinary shares			(12,410)	(10,123,789)
Warrants exercised			$ 8,662,980	$ 32,967,232
Warrants forfeited
Warrants expired		$ 2,202,000
Other comprehensive income
Dividends to shareholders ($0.002 per ordinary share)
Net income (loss)
Balance		$ 166,874,541	$ 162,687,212	$ 152,052,241
Parent Company [Member] | Warrants [Member]
Statements of changes in shareholder's equity [Line Items]
Balance		$ 5,548,000	$ 10,419,000	$ 15,566,332
Issuance of ordinary shares for share-based compensation
Share-based compensation recognized
Repurchase of ordinary shares
Warrants exercised			$ (2,723,000)	$ (5,147,332)
Warrants forfeited			$ (2,148,000)
Warrants expired		$ (2,202,000)
Other comprehensive income
Dividends to shareholders ($0.002 per ordinary share)
Net income (loss)
Balance		$ 3,346,000	$ 5,548,000	$ 10,419,000
Parent Company [Member] | Accumulated other comprehensive income [Member]
Statements of changes in shareholder's equity [Line Items]
Balance		$ 57,531,228	$ 55,563,102	$ 46,618,263
Issuance of ordinary shares for share-based compensation
Share-based compensation recognized
Repurchase of ordinary shares
Warrants exercised
Warrants forfeited
Warrants expired
Other comprehensive income		$ 4,072,160	$ 1,968,126	$ 8,944,839
Dividends to shareholders ($0.002 per ordinary share)
Net income (loss)
Balance		$ 61,603,388	$ 57,531,228	$ 55,563,102
Parent Company [Member] | Retained Earnings [Member]
Statements of changes in shareholder's equity [Line Items]
Balance		$ 96,162,854	$ 114,574,241	$ 93,912,592
Issuance of ordinary shares for share-based compensation
Share-based compensation recognized
Repurchase of ordinary shares
Warrants exercised
Warrants forfeited
Warrants expired
Other comprehensive income
Dividends to shareholders ($0.002 per ordinary share)			$ (40,999,308)
Net income (loss)		$ (16,226,710)	22,587,921	$ 20,661,649
Balance		$ 79,936,144	$ 96,162,854	$ 114,574,241